CONSOLIDATED STATEMENTS OF CHANGES IN TOTAL EQUITY - MXN ($) $ in Millions	Total Shareholders' Equity Attributable to the Parent	Capital	Share premium	Accumulated Reserves	Parent result for the period	Other reserves	Non-Controlling interest	Total
Equity at beginning of period at Dec. 31, 2014	$ 100,451	$ 8,086	$ 16,956	$ 62,303	$ 13,359	$ (253)	$ 45	$ 100,496
Profit for the year	14,051				14,051		13	14,064
Other changes in equity:
Transfer to accumulated reserves				13,359	(13,359)
Dividends declared	(6,760)			(6,760)				(6,760)
Other comprehensive income/(loss) for the year, net of income tax	(42)			(667)		625		(42)
Equity at end of period at Dec. 31, 2015	107,700	8,086	16,956	68,235	14,051	372	58	107,758
Profit for the year	16,536				16,536			16,536
Other changes in equity:
Transfer to accumulated reserves				14,051	(14,051)
Dividends declared	(17,468)			(17,468)				(17,468)
Other changes in non-controlling interest							(3)	(3)
Other comprehensive income/(loss) for the year, net of income tax	(1,596)			372		(1,968)		(1,596)
Equity at end of period at Dec. 31, 2016	105,172	8,086	16,956	65,190	16,536	(1,596)	55	105,227
Profit for the year	18,678				18,678			18,678
Other changes in equity:
Transfer to accumulated reserves				16,536	(16,536)
Dividends declared	(8,910)			(8,910)				(8,910)
Paid interests on Subordinated Additional Tier I Capital Notes	(444)			(444)				(444)
Other changes in non-controlling interest							(26)	(26)
Other comprehensive income/(loss) for the year, net of income tax	885			466		419		885
Equity at end of period at Dec. 31, 2017	$ 115,381	$ 8,086	$ 16,956	$ 72,838	$ 18,678	$ (1,177)	$ 29	$ 115,410